Intangible Assets (Details) In Thousands, unless otherwise specified	12 Months Ended									12 Months Ended					12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2014 Trademarks USD ($)	Dec. 31, 2014 Trademarks CNY	Dec. 31, 2013 Trademarks USD ($)	Dec. 31, 2013 Trademarks CNY	Dec. 31, 2014 Technical know-how USD ($)	Dec. 31, 2014 Technical know-how CNY	Dec. 31, 2013 Technical know-how CNY	Dec. 31, 2012 Technical know-how CNY	Dec. 31, 2013 Technical know-how USD ($)	Dec. 31, 2014 Customer relationships CNY	Dec. 31, 2013 Customer relationships CNY	Dec. 31, 2012 Customer relationships CNY	Dec. 31, 2014 Order backlog CNY	Dec. 31, 2013 Order backlog CNY	Dec. 31, 2014 Short-term supplier contracts CNY	Dec. 31, 2013 Short-term supplier contracts CNY	Dec. 31, 2014 Long-term supplier contracts CNY item	Dec. 31, 2013 Long-term supplier contracts CNY
Indefinite-lived intangible assets
Intangibles, net						$ 9,295	57,672	$ 9,527	57,672
Finite-lived intangible assets
Weighted average amortization period										5 years 8 months 12 days	5 years 8 months 12 days	5 years 8 months 12 days			5 years 9 months 18 days	5 years 9 months 18 days		1 year 3 months 18 days	1 year 3 months 18 days	6 months	6 months	9 years	9 years
Gross carrying amount											209,084	209,084			66,671	66,671		23,274	23,274	4,303	4,303	137,820	137,820
Accumulated amortization		(309,037)	(308,711)								(208,146)	(207,820)			(66,671)	(66,671)		(23,274)	(23,274)	(4,303)	(4,303)	(6,643)	(6,643)
Impairment																						(131,177)	(131,177)
Intangibles, net										151	938	1,264		208
Intangibles
Gross carrying amount		498,824	498,824				57,672		57,672
Accumulated amortization		(309,037)	(308,711)								(208,146)	(207,820)			(66,671)	(66,671)		(23,274)	(23,274)	(4,303)	(4,303)	(6,643)	(6,643)
Impairment		(131,177)	(131,177)
Intangibles, net	9,446	58,610	58,936		9,735
Number of polysilicon supply agreements																						4
Total amortization expense	53	326	3,876	47,574						53	326	286	36,207			3,590	11,367
Estimated amortization expense
2015		250
2016		250
2017		250
2018		188